Other investments	12 Months Ended
Dec. 31, 2013
Other investments
17 Other investments

end of	2013	2012
Other investments (CHF million)
Equity method investments	2,043	2,167
Non-marketable equity securities [1]	6,032	7,296
Real estate held for investment	600	687
Life finance instruments [2]	1,654	1,872
Total other investments	10,329	12,022
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee.

2 Includes life settlement contracts at investment method and SPIA contracts.

Non-marketable equity securities held by subsidiaries that are considered investment companies are held by separate legal entities that are within the scope of ASC Topic 946 – Financial Services – Investment Companies. In addition, non-marketable equity securities held by subsidiaries that are considered broker-dealer entities are held by separate legal entities that are within the scope of ASC Topic 940 – Financial Services – Brokers and Dealers. Non-marketable equity securities include investments in entities that regularly calculate net asset value (NAV) per share or its equivalent.

> Refer to “Note 34 – Financial instruments” for further information on such investments.

Substantially all non-marketable equity securities are carried at >>>fair value. There were no non-marketable equity securities not carried at fair value that have been in a continuous unrealized loss position.

The Group performs a regular impairment analysis of real estate portfolios. The carrying values of the impaired properties were written down to their respective fair values, establishing a new cost base. For these properties, the fair values were measured based on either discounted cash flow analyses or external market appraisals. Impairments of CHF 48 million, CHF 13 million and CHF 3 million were recorded in 2013, 2012 and 2011, respectively.

The accumulated depreciation related to real estate held for investment amounted to CHF 340 million, CHF 330 million and CHF 327 million for 2013, 2012 and 2011, respectively.

Bank
Other investments
16 Other investments

end of	2013	2012
Other investments (CHF million)
Equity method investments	2,008	2,147
Non-marketable equity securities [1]	5,988	7,156
Real estate held for investment	557	641
Life finance instruments [2]	1,654	1,872
Total other investments	10,207	11,816
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

2 Includes life settlement contracts at investment method and SPIA contracts.

Non-marketable equity securities include investments in entities that regularly calculate net asset value per share or its equivalent.

> Refer to “Note 33 – Financial instruments” for further information on such investments.

Substantially all non-marketable equity securities are carried at >>>fair value. There were no non-marketable equity securities not carried at fair value that have been in a continuous unrealized loss position.

The Bank performs a regular impairment analysis of real estate portfolios. The carrying values of the impaired properties were written down to their respective fair values, establishing a new cost base. For these properties, the fair values were measured based on either discounted cash flow analyses or external market appraisals. Impairments of CHF 48 million, CHF 13 million and CHF 3 million were recorded in 2013, 2012 and 2011, respectively.

Accumulated depreciation related to real estate held for investment amounted to CHF 289 million, CHF 280 million and CHF 278 million for 2013, 2012 and 2011, respectively.

> Refer to “Note 17 – Other investments” in V – Consolidated financial statements – Credit Suisse Group for further information.